                     CLASS A, CLASS B AND CLASS C SHARES OF

                          AIM ASIA PACIFIC GROWTH FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                          INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------

Employer-Sponsored Retirement Plans                    $     0 ($25 per AIM Fund                        $50
(includes section 401, 403 and 457 plans,                      investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                          deferrals from Employer-
                                                               Sponsored Retirement
                                                               Plans)
Systematic Purchase Plan                                    50                                           50
IRA, Roth IRA, or Coverdell ESA                            250                                           50
All other accounts                                       1,000                                           50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM Asia Pacific Growth Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

    1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

    2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

    3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

    4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

    5)  a redemption initiated by a Fund.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                            AIM EUROPEAN GROWTH FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------
Employer-Sponsored Retirement Plans                  $     0 ($25 per AIM Fund                       $   50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                  50                                             50
IRA, Roth IRA, or Coverdell ESA                          250                                             50
All other accounts                                     1,000                                             50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM European Growth Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

    1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

    2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

    3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

    4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

    5)  a redemption initiated by a Fund.

                       CLASS A, CLASS B, CLASS C, CLASS R
                          AND INVESTOR CLASS SHARES OF

                            AIM EUROPEAN GROWTH FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated July 21, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-4 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares and Investor Class shares for AIM Fund accounts are as follows:

                                                         INITIAL                                    ADDITIONAL
TYPE OF ACCOUNT                                        INVESTMENTS                                  INVESTMENTS
---------------                                        -----------                                  -----------
Employer-Sponsored Retirement Plans                  $     0 ($25 per AIM Fund                       $   50
(includes section 401, 403 and 457 plans,                 investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                     deferrals from Employer-
                                                          Sponsored Retirement
                                                          Plans)
Systematic Purchase Plan                                  50                                             50
IRA, Roth IRA, or Coverdell ESA                          250                                             50
All other accounts                                     1,000                                             50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds


REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM European Growth Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

    1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

    2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

    3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

    4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

    5)  a redemption initiated by a Fund.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                        AIM GLOBAL AGGRESSIVE GROWTH FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                               INITIAL                             ADDITIONAL
TYPE OF ACCOUNT                              INVESTMENTS                          INVESTMENTS
---------------                              -----------                          -----------
Employer-Sponsored Retirement Plans         $       0 ($25 per AIM Fund                $ 50
(includes section 401, 403 and 457 plans,             investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                 deferrals from Employer-
                                                      Sponsored Retirement
                                                      Plans)
Systematic Purchase Plan                           50                                    50
IRA, Roth IRA, or Coverdell ESA                   250                                    50
All other accounts                              1,000                                    50


The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."


EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:



                 SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES
                              OF THE INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                  WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
                     THE FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds


--------
(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

                 SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES
                                OF THE AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                  WILL BE OFFERED THE ABILITY TO EXCHANGE INTO
                   THE FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds




REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM Global Aggressive Growth Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

    1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

    2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

    3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

----------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

    4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

    5)  a redemption initiated by a Fund.

                     CLASS A, CLASS B AND CLASS C SHARES OF

                             AIM GLOBAL GROWTH FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003


The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS" on page 4 of the
Prospectus:

         "The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

         o Kirk L. Anderson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

         o Matthew W. Dennis, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 2000. From 1996 to 2000, he was an equity strategist with ABN AMRO.

         o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1994.

         o Barrett K. Sides, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990.

              They are assisted by the Large Cap Growth, Asia Pacific and Europe/Canada Teams. More information on the fund's management team may be found on our website (http://www.aiminvestments.com)."

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                        INITIAL                                  ADDITIONAL
TYPE OF ACCOUNT                                       INVESTMENTS                               INVESTMENTS
---------------                                       -----------                               -----------
Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                  $   50
(includes section 401, 403 and 457 plans,                      investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                          deferrals from Employer-
                                                               Sponsored Retirement
                                                               Plans)

Systematic Purchase Plan                                    50                                        50

IRA, Roth IRA, or Coverdell ESA                            250                                        50

All other accounts                                       1,000                                        50

The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds



              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds



----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM Global Growth Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

         1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

         2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

         3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

         4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

         5)   a redemption initiated by a Fund.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

                          AIM INTERNATIONAL GROWTH FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

PURCHASING SHARES

Effective on or about August 18, 2003, the following information replaces in its entirety the information appearing under the heading "PURCHASING SHARES - MINIMUM INVESTMENTS PER AIM FUND ACCOUNT" on page A-3 of the Prospectus:

"There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, A3, B and C shares for AIM Fund accounts are as follows:


                                                       INITIAL                                   ADDITIONAL
TYPE OF ACCOUNT                                      INVESTMENTS                                 INVESTMENTS
---------------                                      -----------                                 -----------
Employer-Sponsored Retirement Plans                  $       0 ($25 per AIM Fund                     $  50
(includes section 401, 403 and 457 plans,                      investment for salary
and SEP, SARSEP and SIMPLE IRA plans)                          deferrals from Employer-
                                                               Sponsored Retirement
                                                               Plans)

Systematic Purchase Plan                                    50                                          50

IRA, Roth IRA, or Coverdell ESA                            250                                          50

All other accounts                                       1,000                                          50



The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:


              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund


o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares

                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A or Investor Class shares of AIM International Growth Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

         1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

         2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

         3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

         4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

         5)   a redemption initiated by a Fund.


----------

(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                             INSTITUTIONAL CLASS OF

                          AIM INTERNATIONAL GROWTH FUND

                        Supplement dated August 14, 2003
                      to the Prospectus dated March 3, 2003

Effective August 18, 2003, the following replaces in its entirety the first sentence appearing under the heading "REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS - REDUCED SALES CHARGES - RIGHTS OF ACCUMULATION" on page A-3 of the prospectus:

"You may combine your new purchases of Class A shares of an AIM Fund or an INVESCO Fund with AIM Fund and/or INVESCO Fund shares currently owned (Class A, B, C, K or R) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases."

EXCHANGING SHARES

Effective October 1, 2003, exchangeability among like share classes of the AIM Funds and the INVESCO Funds will be permitted. The exchange policy will provide for the following types of exchanges:

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                 INVESCO FUNDS:

o   Investor Class Shares

o   Class A Shares(1)

o   Class B Shares

o   Class C Shares

o   Institutional Class Shares

o   Class K Shares


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                       FOLLOWING CLASSES OF THE AIM FUNDS:

o   Class A Shares of Category I and II AIM Funds and AIM Tax-Exempt Cash Fund

o   Class A3 Shares of all AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Class C Shares of all AIM Funds, with the exception of AIM Floating Rate
    Fund

o   Institutional Class Shares of all AIM Retail Funds

o   There is currently no like class of shares offered by the AIM Funds

----------

(1) Class A Shares that are subject to a CDSC will not be exchangeable for shares of AIM Tax-Exempt Cash Fund or AIM Money Market Fund.

              SHAREHOLDERS INVESTED IN THE FOLLOWING CLASSES OF THE
                                   AIM FUNDS:

o Class A Shares of all AIM Funds, with the exception of Class A Shares of Category III Funds purchased at net asset value

o   Class A3 Shares of the AIM Funds

o   AIM Cash Reserve Shares of AIM Money Market Fund

o   Class B Shares of all AIM Funds

o   Class C Shares of all AIM Funds

o   Institutional Class Shares of all AIM Retail Funds

o   Class R Shares


                WILL BE OFFERED THE ABILITY TO EXCHANGE INTO THE
                     FOLLOWING CLASSES OF THE INVESCO FUNDS:

o   Class A Shares of all INVESCO Funds(2)

o   Class B Shares of all INVESCO Funds

o   Class C Shares of all INVESCO Funds

o   Institutional Class Shares of all INVESCO Funds

o   There is currently no like class of shares offered by the INVESCO Funds

REDEEMING SHARES

Effective on or about November 10, 2003, you may be charged a 2% redemption fee (on total redemption proceeds after applicable deferred sales charges) if you redeem, including redeeming by exchange, Class A [, Institutional] or Investor Class shares of AIM International Growth Fund (either by selling or exchanging to another AIM Fund or an INVESCO Fund) within 30 days of their purchase.

The redemption fee will be paid to the fund from which you are redeeming shares (including redemptions by exchange), and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the fund. The redemption fee is imposed to the extent that the number of fund shares you redeem exceeds the number of fund shares that you have held for more than 30 days. In determining whether the minimum 30 day holding period has been met, only the period during which you have held shares of the fund from which you are redeeming is counted.

The 2% redemption fee will not be charged on transactions involving the following:

    1) a total or partial redemption of shares held through retirement plans maintained pursuant to Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code (the "Code");

    2) a total or partial redemption of shares held through qualified tuition plans maintained pursuant to Section 529 of the Code;

    3) a total or partial redemption effectuated pursuant to a systematic redemption plan or an automatic rebalancing program in the Funds set up by A I M Fund Services, Inc.;

    4) a total or partial redemption requested within 30 days following the death or post-purchase disability of (i) any registered shareholder on an account or (ii) the settlor of a living trust which is the registered shareholder of an account, of shares held in the account at the time of death or initial determination of post-purchase disability; or

    5)  a redemption initiated by a Fund.


----------
(2) The shareholder would be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which he or she was exchanging. Neither AIM Cash Reserve Shares of AIM Money Market Fund nor Class A Shares of AIM Tax-Exempt Cash Fund will be exchangeable for Class A Shares of an INVESCO Fund that are subject to a CDSC.

                          AIM INTERNATIONAL FUNDS, INC.

                 CLASS A, CLASS B, CLASS C AND CLASS R SHARES OF

  AIM ASIA PACIFIC GROWTH FUND, AIM EUROPEAN GROWTH FUND, AIM GLOBAL AGGRESSIVE
      GROWTH FUND, AIM GLOBAL GROWTH FUND AND AIM INTERNATIONAL GROWTH FUND

                        Supplement dated August 14, 2003
         to the Statement of Additional Information dated July 21, 2003


The Board of Directors of AIM International Funds, Inc. (the "Company") approved, on July 30, 2003, an Agreement and Plan of Reorganization (the "Plan"), which provides for the redomestication of the Company as a Delaware statutory trust, AIM International Mutual Funds (the "Trust") and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation.

The Plan provides for a series of transactions to convert each series portfolio of the Company (each a "Current Fund") to a corresponding series (each a "New Fund") of the Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. The Trust, like the Company, will operate as an open-end management investment company.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The proposed Redomestication requires the approval of the Company's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Redomestication is expected to be consummated shortly thereafter. If shareholders of the Company do not approve the proposed Redomestication, the Company will continue to operate as a Maryland corporation.

                          AIM INTERNATIONAL FUNDS, INC.

                          INSTITUTIONAL CLASS SHARES OF

                          AIM INTERNATIONAL GROWTH FUND

                     Supplement dated August 14, 2003 to the
             Statement of Additional Information dated March 3, 2003
                          as Supplemented June 12, 2003


The Board of Directors of AIM International Funds, Inc. (the "Company") approved, on July 30, 2003, an Agreement and Plan of Reorganization (the "Plan"), which provides for the redomestication of the Company as a Delaware statutory trust, AIM International Mutual Funds (the "Trust") and, in connection therewith, the sale of all of the Company's assets and the dissolution of the Company as a Maryland corporation.

The Plan provides for a series of transactions to convert each series portfolio of the Company (each a "Current Fund") to a corresponding series (each a "New Fund") of the Trust. Under the Plan, each Current Fund will transfer all its assets to a corresponding New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund's assumption of all the Current Fund's liabilities (collectively, the "Redomestication"). The operations of each New Fund following the Redomestication will be substantially similar to those of its predecessor Current Fund. The Trust, like the Company, will operate as an open-end management investment company.

The proposed Redomestication relates to an integration initiative announced on March 27, 2003, by AMVESCAP PLC ("AMVESCAP"), the parent company of both AIM and INVESCO, with respect to its North American mutual fund operations. AMVESCAP has recommended simplifying the organizational structure of the funds within The AIM Family of Funds--Registered Trademark-- (the "AIM Funds") and the INVESCO Family of Funds (the "INVESCO Funds") so that they are all organized as Delaware statutory trusts, using as few entities as practicable. This change should provide these Funds with greater flexibility in conducting their business operations.

The proposed Redomestication requires the approval of the Company's shareholders and will be submitted to shareholders for their consideration at a meeting to be held on or around October 21, 2003. If approved by shareholders and certain closing conditions required by the Plan are satisfied, the proposed Redomestication is expected to be consummated shortly thereafter. If shareholders of the Company do not approve the proposed Redomestication, the Company will continue to operate as a Maryland corporation.